UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                -------
This Amendment (Check only one.):
   [  ]  is a restatement.
   [  ]  adds new holdings entries.

Mitsubishi UFJ Securities Holdings Co., Ltd.(MUSHD) is the parent holding company of a number of operating subsidiaries, some of which are or may be institutional investment managers for the purposes of the reporting requirements under section 13(F) of the Securities Exchange Act of 1934(the Act) and the rules promulgated thereunder. MUSHD itself does not directly exercise investment discretion with respect to any section 13(F) securities positions except those included in the FORM 13F INFORMAITON TABLE below.
To the extent that MUSHD'S ownership interest in such operating subsidiaries is deemed the exercise of investment discretion regarding certain of such subsidiaries' managed accounts, the information required by FORM 13F with respect to such accounts is included in the report separatetly filed by each of the operating subsidiaries that are institutional investment managers subject to section 13(F) of the Act.

Institutional Investment Manager Filing this Report:

Name:      Mitsubishi UFJ Securities Holdings Co., Ltd.
          ------------------------------------------------
Address:   Marunouchi Bldg., 2-4-1 Marunouchi, Chiyoda-ku,
          ------------------------------------------------
           Tokyo, 100-6334, Japan
          ------------------------------------------------

Form 13F File Number: 28- 13570
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:     Hirofumi Noda
         ---------------------------------------------
Title:    General Manager, Corporate Planning Division
         ---------------------------------------------
Phone:    81-3-6213-5440
         ---------------------------------------------

Signature, Place, and Date of Signing:

/s/ Hirofumi Noda,   Tokyo, Japan    7 May 2010

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
 28- 13569                 Kokusai Asset Management Co., Ltd
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                          FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           1
                                         ---------
Form 13F Information Table Entry Total:     62
                                         ---------
Form 13F Information Table Value Total:   24,453
                                         ---------
                                         (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
 01    28- 13582                Mitsubishi UFJ Financial Group, Inc
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

                          FORM 13F INFORMATION TABLE
---------------------------------------------------------------------------------------
     COLUM1    COLUM2  COLUM3 COLUM4     COLUM5        COLUM6  COLUM7      COLUM8
-------------- ------- ------ ------ ---------------  -------  ------- ----------------
 NAME OF        TITLE         VALUE   SHRS/  SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
 ISSUER       OF CLASS CUSIP (x$1000)PRN AMT PRM CALL DSCRETN  MANAGER SOLE SHARED NONE
---------------------------------------------------------------------------------------
ADOBE SYS INC   COM 00724F101   221  6,200   SH       DEFINED       6,200   0      0
AIR PRODS AND
 CHEMS INC      COM 009158106   356  4,800   SH       DEFINED       4,800   0      0
ALCOA INC       COM 013817101   418 29,030   SH       DEFINED      29,030   0      0
AMAZON COM INC  COM 023135106   467  3,420   SH       DEFINED       3,420   0      0
AMERICAN
 EXPRESS CO     COM 025816109   227  5,500   SH       DEFINED       5,500   0      0
ANGLOGOLD
 ASHANTI LTD    ADR 035128206 1,993 52,507   SH       DEFINED      52,507   0      0
ARCELORMITTAL   COM 03938L104   281  6,400   SH       DEFINED       6,400   0      0
AUTOZONE INC    COM 053332102   399  2,300   SH       DEFINED       2,300   0      0
BANK OF AMERICA
 CORPORATION    COM 060505104   265 14,900   SH       DEFINED      14,900   0      0
BARRICK GOLD
 CORP           COM 067901108   264  6,980   SH       DEFINED       6,980   0      0
BORGWARNER INC  COM 099724106   298  8,000   SH       DEFINED       8,000   0      0
CAPITAL ONE
 FINL CORP      COM 14040H105   323  7,700   SH       DEFINED       7,700   0      0
COCA COLA CO    COM 191216100   324  5,900   SH       DEFINED       5,900   0      0
CONOCOPHILLIPS  COM 20825C104   400  7,800   SH       DEFINED       7,800   0      0
CORNING INC     COM 219350105   345 17,100   SH       DEFINED      17,100   0      0
CTRIP COM
 INTL LTD       ADR 22943F100 1,599 39,300   SH       DEFINED      39,300   0      0
DELL INC        COM 24702R101   175 11,700   SH       DEFINED      11,700   0      0
DIANA
 SHIPPING INC   COM Y2066G104   236 15,600   SH       DEFINED      15,600   0      0
EXXON
 MOBIL CORP     COM 30231G102   503  7,500   SH       DEFINED       7,500   0      0
FOCUS MEDIA
 HLDG LTD       ADR 34415V109   569 32,770   SH       DEFINED      32,770   0      0
GERDAU AMERISTEEL
 CORP           COM 37373P105   206 26,600   SH       DEFINED      26,600   0      0
GILEAD
 SCIENCES INC   COM 375558103   210  4,600   SH       DEFINED       4,600   0      0
HEWLETT
 PACKARD CO     COM 428236103   352  6,600   SH       DEFINED       6,600   0      0
ICICI BK LTD    ADR 45104G104   374  8,610   SH       DEFINED       8,610   0      0
ILLINOIS TOOL
 WKS INC        COM 452308109   346  7,300   SH       DEFINED       7,300   0      0
INTEL CORP      COM 458140100   373 16,700   SH       DEFINED      16,700   0      0
INTERNATIONAL BUSINESS
 MACHS          COM 459200101   296  2,300   SH       DEFINED       2,300   0      0
JPMORGAN CHASE
 & CO           COM 46625H100   241  5,400   SH       DEFINED       5,400   0      0
LILLY ELI & CO  COM 532457108   223  6,200   SH       DEFINED       6,200   0      0
LOCKHEED MARTIN
 CORP           COM 539830109   252  3,000   SH       DEFINED       3,000   0      0
MARTIN MARIETTA
 MATLS INC      COM 573284106   295  3,500   SH       DEFINED       3,500   0      0
MASTERCARD INC  COM 57636Q104   341  1,350   SH       DEFINED       1,350   0      0
MERCK & CO INC  COM 58933Y105   113  3,000   SH       DEFINED       3,000   0      0
MICROCHIP
 TECHNOLOGY INC COM 595017104   205  7,200   SH       DEFINED       7,200   0      0
MICROSOFT CORP  COM 594918104   738 24,800   SH       DEFINED      24,800   0      0
MIZUHO FINL
 GROUP INC      ADR 60687Y109   200 50,000   SH       DEFINED      50,000   0      0
MONSANT CO      COM 61166W101   239  3,350   SH       DEFINED       3,350   0      0
MOTOROLA INC    COM 620076109   299 41,500   SH       DEFINED      41,500   0      0
NATIONAL OILWELL
 VARCO INC      COM 637071101   214  5,300   SH       DEFINED       5,300   0      0
NATIONAL SEMICONDUCTOR
 CORP           COM 637640103   221 15,200   SH       DEFINED      15,200   0      0
NEWMONT MINING
 CORP           COM 651639106   310  6,100   SH       DEFINED       6,100   0      0
PENNEY J C INC  COM 708160106   105  3,200   SH       DEFINED       3,200   0      0
PFIZER INC      COM 717081103    17  1,000   SH       DEFINED       1,000   0      0
POTASH CORP
 SASK INC       COM 73755L107   397  3,300   SH       DEFINED       3,300   0      0
RELIANCE STEEL &
 ALUMINUM CO    COM 759509102   267  5,400   SH       DEFINED       5,400   0      0
SCHLUMBERGER
 LIMITED        COM 806857108   473  7,500   SH       DEFINED       7,500   0      0
SIEMENS A G     ADR 826197501   245  2,500   SH       DEFINED       2,500   0      0
SONY CORP       ADR 835699307   388 10,000   SH       DEFINED      10,000   0      0
STEEL DYNAMICS
 INC            COM 858119100   203 11,600   SH       DEFINED      11,600   0      0
TARGET CORP     COM 87612E106   231  4,300   SH       DEFINED       4,300   0      0
TEVA PHARMACEUTICAL
 INDS LTD       ADR 881624209   242  3,800   SH       DEFINED       3,800   0      0
TEXAS INSTRS
 INC            COM 882508104   416 16,890   SH       DEFINED      16,890   0      0
TIFFANY & CO    COM 886547108   206  4,400   SH       DEFINED       4,400   0      0
TOLL
 BROTHERS INC   COM 889478103   225 10,700   SH       DEFINED      10,700   0      0
TRANSOCEAN LTD  COM H8817H100   299  3,600   SH       DEFINED       3,600   0      0
TYCO INTERNATIONAL
 LTD            COM H89128104   229  6,000   SH       DEFINED       6,000   0      0
UNITED TECHNOLOGIES
 CORP           COM 913017109   452  6,100   SH       DEFINED       6,100   0      0
VALE S A        ADR 91912E105 2,751 85,200   SH       DEFINED      85,200   0      0
VERIZON COMMUNICATIONS
 INC            COM 92343V104   205  6,560   SH       DEFINED       6,560   0      0
VULCAN MATLS CO COM 929160109   243  5,100   SH       DEFINED       5,100   0      0
WAL MART
 STORES INC     COM 931142103   794 14,200   SH       DEFINED      14,200   0      0
YAHOO INC       COM 984332106   357 21,500   SH       DEFINED      21,500   0      0
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